Offerings - Offering: 1	Dec. 02, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common shares of par value $0.10 each
Amount Registered | shares	62,888,215
Proposed Maximum Offering Price per Unit | shares	3.72
Maximum Aggregate Offering Price | $	$ 233,944,159.8
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 35,816.85
Offering Note
(1)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the registrant’s common shares on November 26, 2024, as reported on the New York Stock Exchange.
(2)
Represents deferred payment of the registration fees (in reliance upon Rules 456(b) and 457(r) of the Securities Act) in connection with the registrant’s Registration Statement on Form F-3ASR (Registration No. 333-266328) being paid herewith.